Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.3%
	Communication Services - 2.9%
344,030	Activision Blizzard, Inc.	$26,342,377
370,800	Alphabet, Inc. - Class A (a)	36,649,872
488,800	Alphabet, Inc. - Class C (a)	48,816,456
138,600	Comcast Corp. - Class A	5,453,910
75,200	Meta Platforms, Inc. - Class A (a)	11,202,544
300,000	Nintendo Co. Ltd. - JPY	13,007,342
268,100	Walt Disney Co. (The) (a)	29,086,169
		170,558,670

	Consumer Discretionary - 10.3%
423,900	Bath & Body Works, Inc.	19,503,639
356,100	Brinker International, Inc. (a)	14,051,706
25,700	Burlington Stores, Inc. (a)	5,906,631
249,400	Capri Holdings Ltd. (a)	16,582,606
512,500	CarMax, Inc. (a)	36,105,625
1,268,700	Carnival Corp. (a)	13,727,334
192,300	Dollar Tree, Inc. (a)	28,879,614
216,880	eBay, Inc.	10,735,560
217,800	Leslie’s, Inc. (a)	3,373,722
4,581,950	Mattel, Inc. (a)	93,746,697
80,710	MGM Resorts International	3,342,201
700,000	Newell Brands, Inc.	11,172,000
858,270	Ross Stores, Inc.	101,438,931
184,550	Royal Caribbean Cruises Ltd. (a)	11,984,677
1,420,609	Sony Group Corp. - ADR	127,087,681
220,000	TJX Cos., Inc. (The)	18,009,200
227,599	Victoria’s Secret & Co. (a)	9,593,298
513,709	Whirlpool Corp.	79,927,984
		605,169,106

	Consumer Staples - 1.1%
195,200	Altria Group, Inc.	8,791,808
265,400	BJ’s Wholesale Club Holdings, Inc. (a)	19,233,538
99,100	Philip Morris International, Inc.	10,330,184
226,500	Sysco Corp.	17,544,690
149,000	Tyson Foods, Inc. - Class A	9,796,750
		65,696,970

	Energy - 2.7%
172,800	Cameco Corp.	4,840,128
235,800	EOG Resources, Inc.	31,184,550
334,180	Hess Corp.	50,180,469
159,400	Pioneer Natural Resources Co.	36,717,790
1,390,000	Southwestern Energy Co. (a)	7,672,800
233,600	TechnipFMC PLC (a)	3,244,704
922,800	Transocean Ltd. (a)	6,219,672
157,600	Valero Energy Corp.	22,068,728
		162,128,841

	Financials - 11.1%
1,754,600	Bank of America Corp.	62,253,208
1,162,450	Citigroup, Inc.	60,703,139
232,800	CME Group, Inc. - Class A	41,126,448
532,390	Discover Financial Services	62,145,885
39,790	Evercore, Inc. - Class A	5,165,140
709,100	JPMorgan Chase & Co.	99,245,636
581,880	Northern Trust Corp.	56,424,903
73,500	Progressive Corp. (The)	10,021,725
914,965	Raymond James Financial, Inc.	103,180,603
3,255,178	Wells Fargo & Co.	152,570,193
		652,836,880

	Health Care - 26.2%
233,580	Abbott Laboratories	25,822,269
446,290	Agilent Technologies, Inc.	67,871,783
46,400	Alcon, Inc.	3,489,744
611,400	Amgen, Inc.	154,317,360
3,831,500	AstraZeneca PLC - ADR	250,465,155
566,080	Biogen, Inc. (a)	164,672,672
349,600	Boston Scientific Corp. (a)	16,169,000
1,668,050	Bristol-Myers Squibb Co.	121,183,833
219,030	CVS Health Corp.	19,322,827
2,095,671	Elanco Animal Health, Inc. (a)	28,773,563
1,123,753	Eli Lilly & Co.	386,739,595
127,400	GSK PLC - ADR	4,492,124
384,100	LivaNova PLC (a)	21,586,420
35,400	Medtronic PLC	2,962,626
80,300	Merck & Co., Inc.	8,625,023
630,490	Novartis AG - ADR	57,135,004
205,000	PerkinElmer, Inc.	28,193,650
77,971	Roche Holding AG - CHF	24,340,238
97,200	Sanofi - ADR	4,776,408
259,698	Siemens Healthineers AG - EUR	13,927,197
24,700	Stryker Corp.	6,269,107
161,210	Thermo Fisher Scientific, Inc.	91,942,899
6,480	Waters Corp. (a)	2,129,198
303,250	Zimmer Biomet Holdings, Inc.	38,615,855
4,200	ZimVie, Inc. (a)	41,202
		1,543,864,752

	Industrials - 19.9%
2,746,000	AECOM	239,643,420
399,994	Airbus SE - EUR	50,145,395
54,050	Alaska Air Group, Inc. (a)	2,774,927
2,320,340	American Airlines Group, Inc. (a)	37,450,288
34,900	AMETEK, Inc.	5,057,708
391,072	Carrier Global Corp.	17,805,508
129,253	Caterpillar, Inc.	32,609,239
332,700	CSX Corp.	10,287,084
241,700	Curtiss-Wright Corp.	40,073,860
11,926	Deere & Co.	5,042,790
907,950	Delta Air Lines, Inc. (a)	35,500,845
737,285	FedEx Corp.	142,930,070
83,500	General Dynamics Corp.	19,460,510
113,200	GXO Logistics, Inc. (a)	5,923,756
447,860	Jacobs Solutions, Inc.	55,333,103
270,000	JELD-WEN Holding, Inc. (a)	3,415,500
360,400	Kirby Corp. (a)	25,509,112
23,300	L3Harris Technologies, Inc.	5,005,306
226,900	Matson, Inc.	15,002,628
471,900	Maxar Technologies, Inc.	24,383,073
86,800	Norfolk Southern Corp.	21,336,308
32,681	Otis Worldwide Corp.	2,687,359
12,762	Raytheon Technologies Corp.	1,274,286
18,040	Rockwell Automation, Inc.	5,087,821
226,100	RXO, Inc. (a)	4,142,152
14,700	Saia, Inc. (a)	4,009,866
991,581	Siemens AG - EUR	154,889,555
2,481,960	Southwest Airlines Co.	88,779,709
30,400	Union Pacific Corp.	6,207,376
1,376,000	United Airlines Holdings, Inc. (a)	67,368,960
173,600	United Parcel Service, Inc. - Class B	32,155,928
216,000	XPO, Inc. (a)	8,609,760
		1,169,903,202

	Information Technology - 20.6%
122,030	Adobe, Inc. (a)	45,192,590
217,860	Analog Devices, Inc.	37,356,454
614,150	Applied Materials, Inc.	68,471,583
468,600	Cisco Systems, Inc.	22,806,762
263,698	Corning, Inc.	9,126,588
308,900	Fidelity National Information Services, Inc.	23,179,856
5,568,319	Flex Ltd. (a)	130,020,249
4,052,390	Hewlett Packard Enterprise Co.	65,365,051
1,225,350	HP, Inc.	35,706,699
3,728,310	Intel Corp.	105,362,041
45,300	Jabil, Inc.	3,561,939
134,810	Keysight Technologies, Inc. (a)	24,178,173
329,120	KLA Corp.	129,173,018
4,843,930	L.M. Ericsson Telephone Co. - ADR	27,949,476
503,400	Microsoft Corp.	124,747,554
910,790	NetApp, Inc.	60,321,622
13,370	NVIDIA Corp.	2,612,097
875,800	Oracle Corp.	77,473,268
169,500	PayPal Holdings, Inc. (a)	13,812,555
372,167	QUALCOMM, Inc.	49,576,366
47,800	Seagate Technology Holdings PLC	3,239,884
160,790	Teradyne, Inc.	16,352,343
469,120	Texas Instruments, Inc.	83,132,755
125,800	Visa, Inc. - Class A	28,960,418
143,540	WEX, Inc. (a)	26,550,594
		1,214,229,935

	Materials - 2.5%
192,200	Albemarle Corp.	54,094,690
208,443	Corteva, Inc.	13,434,151
197,883	Dow, Inc.	11,744,356
215,284	DuPont de Nemours, Inc.	15,920,252
503,900	Freeport-McMoRan, Inc.	22,484,018
4,502,278	Glencore PLC - GBP	30,151,203
		147,828,670

	TOTAL COMMON STOCKS
	(Cost $2,957,909,605)	$5,732,217,026

Shares		Value
	SHORT-TERM INVESTMENTS - 2.7%
161,414,439	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 4.23% (b)	$161,414,439
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $161,414,439)	161,414,439
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $3,119,324,044) - 100.0%	5,893,631,465
	Liabilities in Excess of Other Assets - (0.0)%	(2,412,874)
	TOTAL NET ASSETS - 100.0%	$5,891,218,591

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
GBP	British Pound Sterling
JPY	Japanese Yen
(a)	Non-Income Producing
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. Pursuant to those procedures, the Board of Trustees has designated the Investment Advisor as the Fund’s valuation designee responsible for determining whether market quotations are readily available and reliable, and making good faith determinations of fair value when appropriate. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of January 31, 2023. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Stock Fund	Common Stocks(1)	$5,445,756,096	$286,460,930	$-	$5,732,217,026
	Short-Term Investments	161,414,439	-	-	161,414,439
Total Investments in Securities		$5,607,170,535	$286,460,930	$-	$5,893,631,465

(1) Refer to the Fund’s Schedule of Investments for the breakdown of major categories.